Accounting policies - Disclosure of changes in fair value of financial assets and liabilities calculated using internal models (Details) - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in financial instruments, Assets
Assets at beginning of period	€ 8,290	€ 7,667	€ 8,543
Purchases/ Issuances	9,176	6,410	9,247
Sales/Settlements	(8,716)	(7,083)	(8,051)
Changes in fair value recognised in profit or loss	(49)	(65)	311
Changes in fair value recognised in equity	(172)	(228)	(390)
Transfers into Level 3 of fair value hierarchy, assets	380	66	316
Other	4	24	459
Assets at end of period	7,667	8,543	6,651
Changes in financial instruments, Liabilities
Liabilities at beginning of period	629	905	1,074
Purchases/ Issuances	328	228	44
Sales/Settlements	(100)	(42)	(17)
Changes in fair value recognised in profit or loss	41	(138)	118
Transfers out of Level 3 of fair value hierarchy, liabilities	(2)	(310)	(128)
Other	29	(14)	(186)
Liabilities at end of period	925	629	905
Financial liabilities held for trading
Changes in financial instruments, Liabilities
Liabilities at beginning of period	160	295	290
Purchases/ Issuances	328	85	40
Sales/Settlements	(97)	(42)	(14)
Changes in fair value recognised in profit or loss	35	(138)	130
Transfers out of Level 3 of fair value hierarchy, liabilities	(2)	(21)	(96)
Other	(9)	(19)	(55)
Liabilities at end of period	415	160	295
Financial liabilities held for trading | Derivatives
Changes in financial instruments, Liabilities
Liabilities at beginning of period	160	295	290
Purchases/ Issuances	328	85	40
Sales/Settlements	(97)	(42)	(14)
Changes in fair value recognised in profit or loss	35	(138)	130
Transfers out of Level 3 of fair value hierarchy, liabilities	(2)	(21)	(96)
Other	(9)	(19)	(55)
Liabilities at end of period	415	160	295
Financial liabilities held for trading | Swaps
Changes in financial instruments, Liabilities
Liabilities at beginning of period	44	81	115
Purchases/ Issuances	32	4	8
Sales/Settlements	(16)	(10)	0
Changes in fair value recognised in profit or loss	189	(36)	(7)
Transfers out of Level 3 of fair value hierarchy, liabilities			(26)
Transfers into Level 3 of fair value hierarchy, liabilities	9	3
Other	(23)	2	(9)
Liabilities at end of period	235	44	81
Financial liabilities held for trading | Exchange rate options
Changes in financial instruments, Liabilities
Liabilities at beginning of period	7	1	1
Purchases/ Issuances	6	2	0
Sales/Settlements	(14)	0	0
Changes in fair value recognised in profit or loss	1	4	2
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Other	0	0	(2)
Liabilities at end of period	0	7	1
Financial liabilities held for trading | Interest rate options
Changes in financial instruments, Liabilities
Liabilities at beginning of period	26	49	34
Purchases/ Issuances	56	26	11
Sales/Settlements	(44)	(19)	(2)
Changes in fair value recognised in profit or loss	(19)	(8)	6
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Other	0	(22)	0
Liabilities at end of period	19	26	49
Financial liabilities held for trading | Index and securities options
Changes in financial instruments, Liabilities
Liabilities at beginning of period	67	97	88
Purchases/ Issuances	23	23	21
Sales/Settlements	(19)	(5)	(8)
Changes in fair value recognised in profit or loss	(32)	(27)	95
Transfers out of Level 3 of fair value hierarchy, liabilities	(11)	(22)	(70)
Other	14	1	(29)
Liabilities at end of period	42	67	97
Financial liabilities held for trading | Securities and interest rate futures
Changes in financial instruments, Liabilities
Liabilities at beginning of period	0	2	2
Purchases/ Issuances	0	0	0
Sales/Settlements	0	(2)	0
Changes in fair value recognised in profit or loss	0	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0	0
Other	0	0	0
Liabilities at end of period	0	0	2
Financial liabilities held for trading | Others
Changes in financial instruments, Liabilities
Liabilities at beginning of period	16	65	50
Purchases/ Issuances	211	30	0
Sales/Settlements	(4)	(6)	(4)
Changes in fair value recognised in profit or loss	(104)	(71)	34
Transfers out of Level 3 of fair value hierarchy, liabilities	0	(2)	0
Other	0	0	(15)
Liabilities at end of period	119	16	65
Hedging derivatives (Liabilities)
Changes in financial instruments, Liabilities
Liabilities at beginning of period	0
Purchases/ Issuances	0
Sales/Settlements	0
Changes in fair value recognised in profit or loss	14
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Other	0
Liabilities at end of period	14	0
Hedging derivatives (Liabilities) | Swaps
Changes in financial instruments, Liabilities
Liabilities at beginning of period	0
Purchases/ Issuances	0
Sales/Settlements	0
Changes in fair value recognised in profit or loss	14
Transfers out of Level 3 of fair value hierarchy, liabilities	0
Other	0
Liabilities at end of period	14	0
Financial liabilities designated at fair value through profit or loss
Changes in financial instruments, Liabilities
Liabilities at beginning of period	469	610	784
Purchases/ Issuances	0	143	4
Sales/Settlements	(3)	0	(3)
Changes in fair value recognised in profit or loss	(8)	0	(12)
Transfers out of Level 3 of fair value hierarchy, liabilities	0	(289)	(32)
Other	38	5	(131)
Liabilities at end of period	496	469	610
Financial assets held for trading
Changes in financial instruments, Assets
Assets at beginning of period	383	537	740
Purchases/ Issuances	91	136	52
Sales/Settlements	(99)	(124)	(98)
Changes in fair value recognised in profit or loss	(116)	(181)	330
Transfers out of Level 3 of fair value hierarchy, assets	(15)	(15)	(45)
Other	(15)	(19)	(97)
Assets at end of period	537	740	598
Financial assets held for trading | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	42	22	7
Purchases/ Issuances	2	20	7
Sales/Settlements	(2)	(2)	(27)
Changes in fair value recognised in profit or loss	15	(2)	1
Transfers out of Level 3 of fair value hierarchy, assets		0	0
Transfers into Level 3 of fair value hierarchy, assets	2
Other	3	(1)	(39)
Assets at end of period	22	7	65
Financial assets held for trading | Equity instruments
Changes in financial instruments, Assets
Assets at beginning of period	1	2	3
Purchases/ Issuances	0	0	3
Sales/Settlements	0	(1)	0
Changes in fair value recognised in profit or loss	0	0	0
Transfers out of Level 3 of fair value hierarchy, assets	(1)	0	0
Other	0	0	0
Assets at end of period	2	3	0
Financial assets held for trading | Derivatives
Changes in financial instruments, Assets
Assets at beginning of period	340	513	730
Purchases/ Issuances	89	116	42
Sales/Settlements	(97)	(121)	(71)
Changes in fair value recognised in profit or loss	(131)	(179)	329
Transfers out of Level 3 of fair value hierarchy, assets	(16)	(15)	(45)
Other	(18)	(18)	(58)
Assets at end of period	513	730	533
Financial assets held for trading | Swaps
Changes in financial instruments, Assets
Assets at beginning of period	139	224	272
Purchases/ Issuances	1	5	0
Sales/Settlements	(47)	(33)	(8)
Changes in fair value recognised in profit or loss	(20)	(35)	116
Transfers out of Level 3 of fair value hierarchy, assets			(8)
Transfers into Level 3 of fair value hierarchy, assets	4	33
Other	(23)	(18)	(10)
Assets at end of period	224	272	182
Financial assets held for trading | Exchange rate options
Changes in financial instruments, Assets
Assets at beginning of period	4	12	22
Purchases/ Issuances	0	14	0
Sales/Settlements	(9)	(27)	0
Changes in fair value recognised in profit or loss	2	3	15
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Other	(1)	0	(1)
Assets at end of period	12	22	8
Financial assets held for trading | Interest rate options
Changes in financial instruments, Assets
Assets at beginning of period	39	182	241
Purchases/ Issuances	0	7	15
Sales/Settlements	0	(39)	(12)
Changes in fair value recognised in profit or loss	(142)	(27)	61
Transfers out of Level 3 of fair value hierarchy, assets	(1)	0	0
Other	0	0	0
Assets at end of period	182	241	177
Financial assets held for trading | Index and securities options
Changes in financial instruments, Assets
Assets at beginning of period	48	41	94
Purchases/ Issuances	27	18	25
Sales/Settlements	(28)	(12)	(43)
Changes in fair value recognised in profit or loss	29	(51)	85
Transfers out of Level 3 of fair value hierarchy, assets	(26)	(8)	(38)
Other	5	0	(30)
Assets at end of period	41	94	95
Financial assets held for trading | Others
Changes in financial instruments, Assets
Assets at beginning of period	110	54	101
Purchases/ Issuances	61	72	2
Sales/Settlements	(13)	(10)	(8)
Changes in fair value recognised in profit or loss	0	(69)	52
Transfers out of Level 3 of fair value hierarchy, assets		(40)
Transfers into Level 3 of fair value hierarchy, assets	7		1
Other	1	0	(17)
Assets at end of period	54	101	71
Financial assets designated at fair value through profit or loss
Changes in financial instruments, Assets
Assets at beginning of period	427	418	649
Purchases/ Issuances	0	59	280
Sales/Settlements	(9)	(120)	(45)
Changes in fair value recognised in profit or loss	(31)	(11)	17
Transfers out of Level 3 of fair value hierarchy, assets	0	(163)	(91)
Other	49	4	(176)
Assets at end of period	418	649	664
Financial assets designated at fair value through profit or loss | Credit institutions
Changes in financial instruments, Assets
Assets at beginning of period	0	0	163
Purchases/ Issuances	0	0	164
Sales/Settlements	0	0	0
Changes in fair value recognised in profit or loss	0	0	(1)
Transfers out of Level 3 of fair value hierarchy, assets	0	(163)	(50)
Other	0	0	0
Assets at end of period	0	163	50
Financial assets designated at fair value through profit or loss | Customers
Changes in financial instruments, Assets
Assets at beginning of period	5	18	19
Purchases/ Issuances	0	0	0
Sales/Settlements	(9)	(2)	(15)
Changes in fair value recognised in profit or loss	(5)	0	3
Transfers out of Level 3 of fair value hierarchy, assets	0	0	0
Other	1	1	(1)
Assets at end of period	18	19	32
Financial assets designated at fair value through profit or loss | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	422	400	467
Purchases/ Issuances	0	59	116
Sales/Settlements	0	(118)	(30)
Changes in fair value recognised in profit or loss	(26)	(11)	15
Transfers out of Level 3 of fair value hierarchy, assets	0	0	(41)
Other	48	3	(175)
Assets at end of period	400	467	582
Non-trading financial assets mandatorily at fair value through profit or loss
Changes in financial instruments, Assets
Assets at beginning of period	1,833	1,865	934
Purchases/ Issuances	521	534	120
Sales/Settlements	(579)	(251)	(292)
Changes in fair value recognised in profit or loss	98	127	(36)
Transfers out of Level 3 of fair value hierarchy, assets	(22)		(119)
Transfers into Level 3 of fair value hierarchy, assets		485
Other	(50)	36	(340)
Assets at end of period	1,865	934	1,601
Non-trading financial assets mandatorily at fair value through profit or loss | Customers
Changes in financial instruments, Assets
Assets at beginning of period	239	268	295
Purchases/ Issuances	276	122	104
Sales/Settlements	(280)	(149)	(136)
Changes in fair value recognised in profit or loss	(25)	0	12
Transfers out of Level 3 of fair value hierarchy, assets	0	(3)	(30)
Other	0	3	(31)
Assets at end of period	268	295	376
Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	325	366	134
Purchases/ Issuances	51	206	0
Sales/Settlements	(33)	(28)	(144)
Changes in fair value recognised in profit or loss	(31)	28	(63)
Transfers out of Level 3 of fair value hierarchy, assets	(27)
Transfers into Level 3 of fair value hierarchy, assets		17	2
Other	(1)	9	(336)
Assets at end of period	366	134	675
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments
Changes in financial instruments, Assets
Assets at beginning of period	1,269	1,231	505
Purchases/ Issuances	194	206	16
Sales/Settlements	(266)	(74)	(12)
Changes in fair value recognised in profit or loss	154	99	15
Transfers out of Level 3 of fair value hierarchy, assets			(91)
Transfers into Level 3 of fair value hierarchy, assets	5	471
Other	(49)	24	27
Assets at end of period	1,231	505	550
Financial assets at fair value through other comprehensive income
Changes in financial instruments, Assets
Assets at beginning of period	5,647	4,847	6,220
Purchases/ Issuances	8,564	5,681	8,795
Sales/Settlements	(8,029)	(6,588)	(7,616)
Changes in fair value recognised in profit or loss	0	0	0
Changes in fair value recognised in equity	(172)	(228)	(390)
Transfers out of Level 3 of fair value hierarchy, assets		(241)
Transfers into Level 3 of fair value hierarchy, assets	417		571
Other	20	3	1,072
Assets at end of period	4,847	6,220	3,788
Financial assets at fair value through other comprehensive income | Loans and advances
Changes in financial instruments, Assets
Assets at beginning of period	4,718	3,880	4,791
Purchases/ Issuances	8,471	5,597
Sales/Settlements	(7,988)	(6,298)
Changes in fair value recognised in profit or loss	0	0
Changes in fair value recognised in equity	1	(37)
Transfers out of Level 3 of fair value hierarchy, assets		(173)
Transfers into Level 3 of fair value hierarchy, assets	349
Other	5	0
Assets at end of period	3,880	4,791
Financial assets at fair value through other comprehensive income | Debt securities
Changes in financial instruments, Assets
Assets at beginning of period	229	146	206
Purchases/ Issuances	91	75
Sales/Settlements	(23)	(25)
Changes in fair value recognised in profit or loss	0	0
Changes in fair value recognised in equity	0	(43)
Transfers out of Level 3 of fair value hierarchy, assets		(68)
Transfers into Level 3 of fair value hierarchy, assets	0
Other	15	1
Assets at end of period	146	206
Financial assets at fair value through other comprehensive income | Equity instruments
Changes in financial instruments, Assets
Assets at beginning of period	700	821	€ 1,223
Purchases/ Issuances	2	9
Sales/Settlements	(18)	(265)
Changes in fair value recognised in profit or loss	0	0
Changes in fair value recognised in equity	(173)	(148)
Transfers out of Level 3 of fair value hierarchy, assets		0
Transfers into Level 3 of fair value hierarchy, assets	68
Other	0	2
Assets at end of period	€ 821	€ 1,223